UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:	Vanguard Montgomery Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022—December 31, 2022

Item 1: Reports to Shareholders

Annual Report   |   December 31, 2022
Vanguard Market Neutral Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	4
Performance Summary	6
Financial Statements	8
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Vanguard Market Neutral Fund returned 13.48% for Investor Shares and 13.47% for Institutional Shares for the 12-month period ended December 31, 2022. It outperformed its mandate of beating the returns of 3-month U.S. Treasury bills, which gained 1.50%.
•	The financial markets were challenged as inflation soared to its highest levels in decades because of increased government spending during the pandemic and higher energy and food prices resulting from Russia’s invasion of Ukraine. To combat higher prices, central banks around the world tightened monetary policy, which caused fears of recession.
•	U.S. stocks returned –19.21% for the period, as measured by the Russell 3000 Index, while stocks outside the U.S. returned –15.49%, as measured by the FTSE All-World ex US Index.
•	Eight of the funds’ 11 industry sectors added to performance, with health care, consumer discretionary, and information technology contributing the most on a relative basis. Holdings in consumer staples, utilities, and communication services detracted.
•	For the decade ended December 31, the fund produced an average annual return of 2.74% for Investor Shares and 2.81% for Institutional Shares, outpacing its benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-19.13%	7.35%	9.13%
Russell 2000 Index (Small-caps)	-20.44	3.10	4.13
Russell 3000 Index (Broad U.S. market)	-19.21	7.07	8.79
FTSE All-World ex US Index (International)	-15.49	0.61	1.28
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	-13.07%	-2.67%	0.06%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	-8.53	-0.77	1.25
FTSE Three-Month U.S. Treasury Bill Index	1.50	0.70	1.24
CPI
Consumer Price Index	6.45%	4.92%	3.78%

Advisor’s Report
The investment environment
Despite some relief in midsummer and late fall, the 12 months ended December 31, 2022, were a volatile, challenging period for financial markets. Overall, the economic backdrop deteriorated as inflation soared to multidecade highs, driven by government spending during the pandemic as well as higher energy and food prices in the wake of Russia’s invasion of Ukraine. That prompted aggressive tightening by many central banks to bring inflation back in check, which increased fears of recession.
For the 12 months ended December 31, U.S. stocks returned –19.21%, as measured by the Russell 3000 Index. Stocks outside the U.S. returned –15.49%, as measured by the FTSE All-World ex US Index.
The broad U.S. bond market returned –13.07% for the 12-month period, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index. Non-U.S. bonds, as measured by the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), fell –12.72% for the year.
Investment objective and strategy
Although it’s important to understand how our overall performance is affected by broader macroeconomic and market factors, our approach to investing focuses on specific stock fundamentals and each stock’s expected return.
We use a strict quantitative approach to evaluate a stock’s attractiveness based on several characteristics, including high quality—healthy balance sheets and steady cash-flow generation; management decisions—sound investment policies that favor internal over external funding; consistent earnings growth—the ability to grow earnings year after year; strong market sentiment—market confirmation of our view; and reasonable valuation—we strive to avoid overpriced stocks. Our sixth criterion, a defensive model, evaluates heavily shorted stocks, as this can signal concerns over future company prospects.
We seek to capitalize on investor biases by taking long positions in the stocks that our model ranks high and by shorting those that score the lowest. We aim to keep your fund’s sector exposures neutral, because our research has shown that sector bets do not add value over the long term.
Our successes and shortfalls
Vanguard Market Neutral Fund returned 13.48% for Investor Shares and 13.47% for Institutional Shares for the 12-month period. It achieved its mandate of exceeding the return of 3-month Treasury bills, which posted 1.50%. Please note that the fund does not try to outperform the equity market.
Our stock selection for the year helped relative performance and benefited in particular from our short positions in a challenging market environment. Eight of the 11 industry sectors added to performance, with health care, consumer discretionary, and information technology contributing the most. Our choices in consumer staples, utilities, and communication services detracted. All six of our submodels boosted relative returns.
Short positions in Ranpak Holdings and ScottsMiracle-Gro in materials, Carvana in consumer discretionary, and Lumentum Holdings in information technology (IT) added the most to results, as did our long position in energy company PBF Energy. Top detractors included short positions in energy company New Fortress Energy and IT company First Solar and long positions in IT companies 8x8 and Domo, as well as in industrial company GrafTech International.
We remain committed to our investment philosophy and process of identifying companies with strong, consistent fundamental growth at attractive valuations. We believe these remain the tenets of long-term investment success.
Portfolio Manager:
Cesar Orosco, CFA
Vanguard Quantitative Equity Group
January 12, 2023

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2022
	Beginning Account Value 6/30/2022	Ending Account Value 12/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Market Neutral Fund
Investor Shares	$1,000.00	$1,056.90	$10.16
Institutional Shares	1,000.00	1,056.60	10.21
Based on Hypothetical 5% Yearly Return
Market Neutral Fund
Investor Shares	$1,000.00	$1,015.33	$9.96
Institutional Shares	1,000.00	1,015.28	10.01
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 1.96% for Investor Shares, and 1.97% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Market Neutral Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2012, Through December 31, 2022
Initial Investment of $50,000
	Average Annual Total Returns Periods Ended December 31, 2022
	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Market Neutral Fund Investor Shares	13.48%	2.38%	2.74%	$65,515
Spliced Market Neutral Index	1.50	1.25	0.74	53,810
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	155,755
Spliced Market Neutral Index: Citigroup 3-Month U.S. Treasury Bill Index through March 31, 2016; FTSE 3-Month Treasury Bill Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Market Neutral Fund Institutional Shares	13.47%	2.44%	2.81%	$6,596,950
Spliced Market Neutral Index	1.50	1.25	0.74	5,380,958
Dow Jones U.S. Total Stock Market Float Adjusted Index	-19.53	8.65	12.03	15,575,514
See Financial Highlights for dividend and capital gains information.

Market Neutral Fund
Fund Allocation
As of December 31, 2022
	Long Portfolio	Short Portfolio
Communication Services	3.4%	3.3%
Consumer Discretionary	9.3	9.1
Consumer Staples	4.7	4.4
Energy	6.8	6.9
Financials	19.2	18.9
Health Care	9.8	9.7
Industrials	15.7	15.8
Information Technology	13.9	14.5
Materials	6.1	6.1
Real Estate	7.8	7.9
Utilities	3.3	3.4
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Market Neutral Fund
Financial Statements
Schedule of Investments
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks—Long Positions (98.1%)
Communication Services (3.3%)
*	Live Nation Entertainment Inc.	69,878	4,873
*,1	Yelp Inc. Class A	171,397	4,686
*	Charter Communications Inc. Class A	10,602	3,595
*,1	ZipRecruiter Inc. Class A	96,272	1,581
*,1	TripAdvisor Inc.	80,256	1,443
*,1	Clear Channel Outdoor Holdings Inc.	1,221,427	1,283
*	ZoomInfo Technologies Inc. Class A	38,191	1,150
*,1	Altice USA Inc. Class A	230,815	1,062
	Cable One Inc.	1,293	920
*,1	WideOpenWest Inc.	98,658	899
*	Iridium Communications Inc.	12,750	655
*	Alphabet Inc. Class A	7,304	644
*	Spotify Technology SA	7,294	576
			23,367
Consumer Discretionary (9.1%)
[1]	Buckle Inc.	116,607	5,288
*,1	Capri Holdings Ltd.	86,174	4,939
*	Chegg Inc.	181,763	4,593
*	Ulta Beauty Inc.	9,225	4,327
[1]	Travel & Leisure Co.	115,615	4,208
[1]	Boyd Gaming Corp.	76,647	4,180
*,1	Tri Pointe Homes Inc.	214,069	3,980
*,1	Skyline Champion Corp.	72,667	3,743
*,1	Everi Holdings Inc.	233,793	3,355
[1]	Macy's Inc.	141,009	2,912
	Toll Brothers Inc.	51,355	2,564
*	NVR Inc.	517	2,385
*	Visteon Corp.	13,575	1,776
*	Expedia Group Inc.	18,984	1,663
	Texas Roadhouse Inc. Class A	17,887	1,627
*	Taylor Morrison Home Corp. Class A	52,559	1,595
	Murphy USA Inc.	5,614	1,569
	Oxford Industries Inc.	16,751	1,561
*,1	Perdoceo Education Corp.	103,613	1,440
[1]	Signet Jewelers Ltd.	19,400	1,319
	Dine Brands Global Inc.	12,134	784
	Patrick Industries Inc.	12,322	747
*	Hyatt Hotels Corp. Class A	7,153	647
	ADT Inc.	71,350	647
*	Golden Entertainment Inc.	14,796	553
		Shares	Market Value• ($000)
*	MarineMax Inc.	14,905	465
*	Chico's FAS Inc.	85,314	420
*	Tesla Inc.	3,253	401
			63,688
Consumer Staples (4.6%)
[1]	Primo Water Corp.	317,758	4,938
[1]	Cal-Maine Foods Inc.	81,700	4,449
[1]	Kroger Co.	95,888	4,275
[1]	Archer-Daniels-Midland Co.	39,929	3,707
*,1	Herbalife Nutrition Ltd.	229,685	3,418
[1]	Coca-Cola Consolidated Inc.	5,253	2,691
*,1	Pilgrim's Pride Corp.	107,551	2,552
*	US Foods Holding Corp	42,654	1,451
	Altria Group Inc.	31,630	1,446
[1]	Ingles Markets Inc. Class A	14,578	1,406
*	elf Beauty Inc.	21,047	1,164
	John B Sanfilippo & Son Inc.	7,893	642
			32,139
Energy (6.7%)
*,1	Weatherford International plc	108,983	5,549
*,1	Par Pacific Holdings Inc.	219,408	5,101
[1]	Marathon Petroleum Corp.	43,669	5,083
[1]	Liberty Energy Inc. Class A	309,833	4,961
*,1	US Silica Holdings Inc.	393,209	4,915
*,1	W&T Offshore Inc.	854,117	4,766
[1]	Phillips 66	45,638	4,750
*	Nabors Industries Ltd. (XNYS)	17,285	2,677
*,1	Southwestern Energy Co.	370,429	2,167
	APA Corp.	37,861	1,767
*,1	ProPetro Holding Corp.	144,985	1,504
*	Kosmos Energy Ltd.	198,744	1,264
	Valero Energy Corp.	6,827	866
*,1	Talos Energy Inc.	33,966	641
	PBF Energy Inc. Class A	14,864	606
			46,617
Financials (18.9%)
[1]	American International Group Inc.	88,794	5,615
[1]	CNO Financial Group Inc.	234,566	5,360
[1]	W R Berkley Corp.	73,413	5,328
[1]	Charles Schwab Corp.	62,829	5,231

Market Neutral Fund
		Shares	Market Value• ($000)
	American Equity Investment Life Holding Co.	110,786	5,054
[1]	Essent Group Ltd.	127,744	4,967
[1]	American Financial Group Inc.	36,110	4,957
[1]	Equitable Holdings Inc.	171,226	4,914
[1]	Discover Financial Services	50,097	4,901
	LPL Financial Holdings Inc.	22,665	4,900
[1]	OFG Bancorp	177,331	4,887
[1]	Citigroup Inc.	107,503	4,862
[1]	MGIC Investment Corp.	372,653	4,845
	Comerica Inc.	72,273	4,831
[1]	Radian Group Inc.	250,686	4,781
	Corebridge Financial Inc.	237,627	4,767
	Jackson Financial Inc. Class A	135,837	4,726
[1]	Unum Group	108,512	4,452
*,1	LendingClub Corp.	498,163	4,384
	Westamerica BanCorp.	63,549	3,750
[1]	Carlyle Group Inc.	115,451	3,445
[1]	SLM Corp.	198,080	3,288
[1]	Stewart Information Services Corp.	75,384	3,221
	Ameriprise Financial Inc.	9,793	3,049
[1]	Eagle Bancorp Inc.	59,182	2,608
	Popular Inc.	38,882	2,579
[1]	UMB Financial Corp.	29,150	2,435
[1]	Loews Corp.	34,168	1,993
	Columbia Banking System Inc.	57,135	1,721
	Synovus Financial Corp.	40,032	1,503
[1]	International Bancshares Corp.	28,831	1,319
[1]	Central Pacific Financial Corp.	64,969	1,318
[1]	First Bancorp (XNGS)	22,386	959
	Synchrony Financial	24,442	803
[1]	Brightsphere Investment Group Inc.	35,715	735
[1]	Navient Corp.	41,492	683
	Affiliated Managers Group Inc.	4,295	680
	Nelnet Inc. Class A	7,231	656
	Banner Corp.	10,135	641
[1]	Southside Bancshares Inc.	13,118	472
*	Ambac Financial Group Inc.	18,084	315
			131,935
Health Care (9.6%)
	Agilent Technologies Inc.	36,294	5,431
*,1	Evolent Health Inc. Class A	185,875	5,219
*,1	Nevro Corp.	121,685	4,819
*,1	Medpace Holdings Inc.	21,975	4,668
*,1	AMN Healthcare Services Inc.	45,076	4,635
*,1	Deciphera Pharmaceuticals Inc.	228,782	3,750
*,1	FibroGen Inc.	217,879	3,490
*,1	Lantheus Holdings Inc.	61,857	3,152
*,1	Alkermes plc	96,955	2,533
*,1	STAAR Surgical Co.	50,178	2,436
*	TG Therapeutics Inc.	200,811	2,376
*	NuVasive Inc.	47,468	1,957
*,1	Allscripts Healthcare Solutions Inc.	107,041	1,888
		Shares	Market Value• ($000)
*,2	Novavax Inc.	172,175	1,770
	Elevance Health Inc.	3,386	1,737
*	Tenet Healthcare Corp.	34,241	1,671
*,1	Agenus Inc.	671,505	1,612
	UnitedHealth Group Inc.	3,000	1,590
*,1	Health Catalyst Inc.	147,502	1,568
	Pfizer Inc.	23,814	1,220
*	PTC Therapeutics Inc.	31,304	1,195
*,1	Sangamo Therapeutics Inc.	376,349	1,182
*	Shockwave Medical Inc.	5,107	1,050
*	Biogen Inc.	3,688	1,021
*	Exact Sciences Corp.	19,840	982
*	Nektar Therapeutics Class A	261,128	590
*,1	Veeva Systems Inc. Class A	3,580	578
*	REGENXBIO Inc.	25,441	577
*	Cerus Corp.	145,470	531
*	Seres Therapeutics Inc.	88,955	498
*,1	Cross Country Healthcare Inc.	18,698	497
*	Pediatrix Medical Group Inc.	29,993	446
*,1	Codexis Inc.	54,904	256
*	Amneal Pharmaceuticals Inc.	93,850	187
			67,112
Industrials (15.5%)
*,1	Atkore Inc.	49,892	5,659
*,1	United Rentals Inc.	15,147	5,384
*,1	GMS Inc.	107,550	5,356
	Applied Industrial Technologies Inc.	41,338	5,210
[1]	Allison Transmission Holdings Inc.	122,132	5,081
*,1	NOW Inc.	391,672	4,974
[1]	Ryder System Inc.	58,771	4,911
	IDEX Corp.	21,032	4,802
*	United Airlines Holdings Inc.	127,299	4,799
[1]	Acuity Brands Inc.	28,405	4,704
[1]	Kforce Inc.	80,723	4,426
	Cintas Corp.	9,511	4,295
[1]	UFP Industries Inc.	51,595	4,089
*	Avis Budget Group Inc.	22,797	3,737
	Watts Water Technologies Inc. Class A	24,565	3,592
*,1	MRC Global Inc.	309,510	3,584
[1]	Korn Ferry	67,686	3,426
	Tetra Tech Inc.	23,108	3,355
	EMCOR Group Inc.	22,184	3,286
[1]	GrafTech International Ltd.	597,396	2,844
	AMETEK Inc.	19,774	2,763
[1]	Boise Cascade Co.	35,457	2,435
*,1	Titan International Inc.	139,420	2,136
*	WillScot Mobile Mini Holdings Corp.	38,254	1,728
	nVent Electric plc	39,987	1,538
*,1	SkyWest Inc.	90,965	1,502
[1]	Esab Corp.	30,956	1,452
[1]	Veritiv Corp.	10,519	1,280
*	Hub Group Inc. Class A	14,214	1,130
[1]	ManpowerGroup Inc.	12,971	1,079
[1]	Terex Corp.	23,789	1,016
*	ASGN Inc.	12,022	980
	Caterpillar Inc.	2,905	696
*	Clean Harbors Inc.	5,411	618

Market Neutral Fund
		Shares	Market Value• ($000)
	Heidrick & Struggles International Inc.	10,156	284
			108,151
Information Technology (13.6%)
*,1	Splunk Inc.	63,242	5,445
*,1	Axcelis Technologies Inc.	68,372	5,426
*,1	Extreme Networks Inc.	283,917	5,199
*,1	RingCentral Inc. Class A	145,811	5,162
*,1	Super Micro Computer Inc.	61,867	5,079
*,1	CommScope Holding Co. Inc.	686,837	5,048
[1]	Jabil Inc.	74,002	5,047
*,1	Manhattan Associates Inc.	40,796	4,953
*,1	Nutanix Inc. Class A	184,983	4,819
*,1	Everbridge Inc.	152,043	4,497
*,1	Fortinet Inc.	91,450	4,471
	Lam Research Corp.	10,203	4,288
*,1	Wix.com Ltd.	55,567	4,269
*,1	TTM Technologies Inc.	167,633	2,528
*	Yext Inc.	360,672	2,355
*,1	Arrow Electronics Inc.	20,399	2,133
*	Impinj Inc.	18,790	2,052
*,1	Domo Inc. Class B	143,557	2,044
*	Rapid7 Inc.	58,394	1,984
*	Enphase Energy Inc.	6,625	1,755
*,1	8x8 Inc.	405,048	1,750
	Accenture plc Class A	5,677	1,515
*	Infinera Corp.	221,747	1,495
*	New Relic Inc.	24,742	1,397
*,1	Lattice Semiconductor Corp.	21,475	1,393
*,1	Kyndryl Holdings Inc.	106,010	1,179
*,1	Cirrus Logic Inc.	15,764	1,174
	Xerox Holdings Corp.	78,461	1,146
[1]	Vishay Intertechnology Inc.	49,732	1,073
*	DocuSign Inc. Class A	17,276	957
*	CommVault Systems Inc.	13,456	846
*,1	Squarespace Inc. Class A	29,776	660
*,1	Conduent Inc.	154,895	627
*,1	EngageSmart Inc.	35,419	623
	Automatic Data Processing Inc.	2,497	596
[1]	TTEC Holdings Inc.	11,596	512
			95,497
Materials (6.0%)
[1]	Reliance Steel & Aluminum Co.	25,905	5,244
[1]	Chemours Co.	160,754	4,922
	Eagle Materials Inc.	35,949	4,776
[1]	AdvanSix Inc.	125,512	4,772
[1]	Warrior Met Coal Inc.	136,658	4,734
	Albemarle Corp.	21,419	4,645
	Ashland Inc.	22,048	2,371
	CF Industries Holdings Inc.	24,724	2,107
	Mosaic Co.	47,239	2,072
*	Constellium SE Class A	117,404	1,389
	Sensient Technologies Corp.	15,544	1,134
*	Ecovyst Inc.	127,641	1,131
	Orion Engineered Carbons SA	43,588	776
[1]	Tronox Holdings plc Class A	53,178	729
*,1	Arconic Corp.	30,620	648
		Shares	Market Value• ($000)
	Westrock Co.	17,270	607
			42,057
Real Estate (7.6%)
[1]	American Assets Trust Inc.	182,690	4,841
[1]	DiamondRock Hospitality Co.	590,579	4,837
[1]	Highwoods Properties Inc.	172,106	4,816
[1]	Essential Properties Realty Trust Inc.	186,835	4,385
[1]	Apple Hospitality REIT Inc.	237,820	3,753
[1]	Brandywine Realty Trust	610,093	3,752
	Public Storage	13,168	3,690
[1]	Getty Realty Corp.	93,153	3,153
	Prologis Inc.	20,872	2,353
[1]	Xenia Hotels & Resorts Inc.	172,870	2,278
[1]	Rayonier Inc.	66,443	2,190
[1]	RLJ Lodging Trust	195,327	2,069
	Essex Property Trust Inc.	9,631	2,041
[1]	UDR Inc.	46,161	1,788
	DigitalBridge Group Inc.	155,223	1,698
[1]	Retail Opportunity Investments Corp.	89,583	1,346
[1]	Host Hotels & Resorts Inc.	72,843	1,169
[1]	Park Hotels & Resorts Inc.	92,516	1,091
	Mid-America Apartment Communities Inc.	6,303	989
	EPR Properties	18,569	700
[1]	Piedmont Office Realty Trust Inc. Class A	54,489	500
			53,439
Utilities (3.2%)
[1]	Otter Tail Corp.	82,813	4,862
[1]	National Fuel Gas Co.	74,687	4,728
	Evergy Inc.	72,981	4,593
[1]	Vistra Corp.	196,438	4,557
	AES Corp.	108,836	3,130
	Chesapeake Utilities Corp.	5,712	675
			22,545
Total Common Stocks—Long Positions (Cost $674,850)			686,547
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[3,4]	Vanguard Market Liquidity Fund, 4.334% (Cost $9,336)	93,370	9,336
Common Stocks Sold Short (-97.2%)
Communication Services (-3.3%)
*	Take-Two Interactive Software Inc.	(46,252)	(4,816)
*	Ziff Davis Inc.	(59,922)	(4,740)
*	Madison Square Garden Entertainment Corp.	(101,704)	(4,574)
*	Warner Bros Discovery Inc.	(303,538)	(2,877)
*	Roblox Corp. Class A	(90,852)	(2,586)
*	Liberty Broadband Corp. Class C	(18,231)	(1,390)
*	Lions Gate Entertainment Corp. Class A	(223,980)	(1,279)
*	Globalstar Inc.	(348,773)	(464)
			(22,726)

Market Neutral Fund
		Shares	Market Value• ($000)
Consumer Discretionary (-8.8%)
	Strategic Education Inc.	(67,488)	(5,286)
*	CarMax Inc.	(80,276)	(4,888)
*	Leslie's Inc.	(398,918)	(4,871)
*	LGI Homes Inc.	(52,087)	(4,823)
	Newell Brands Inc.	(347,401)	(4,544)
*	Mister Car Wash Inc.	(435,990)	(4,024)
	Krispy Kreme Inc.	(344,366)	(3,554)
	Whirlpool Corp.	(24,823)	(3,511)
*	Las Vegas Sands Corp.	(63,571)	(3,056)
	Leggett & Platt Inc.	(86,837)	(2,799)
*	DraftKings Inc. Class A	(235,126)	(2,678)
*	Bally's Corp.	(134,874)	(2,614)
*	Sonos Inc.	(143,518)	(2,425)
*	Ollie's Bargain Outlet Holdings Inc.	(41,687)	(1,953)
*	Adient plc	(54,548)	(1,892)
*	Xometry Inc. Class A	(46,820)	(1,509)
*	Xponential Fitness Inc. Class A	(62,949)	(1,443)
*	Helen of Troy Ltd.	(12,174)	(1,350)
	Monro Inc.	(21,687)	(980)
	Hanesbrands Inc.	(129,486)	(824)
*	Crocs Inc.	(7,189)	(779)
	VF Corp.	(28,090)	(776)
	Cheesecake Factory Inc.	(22,102)	(701)
	Yum China Holdings Inc.	(7,462)	(408)
			(61,688)
Consumer Staples (-4.3%)
	McCormick & Co. Inc.	(62,666)	(5,195)
	Walgreens Boots Alliance Inc.	(132,241)	(4,941)
	Reynolds Consumer Products Inc.	(122,494)	(3,672)
	J & J Snack Foods Corp.	(19,712)	(2,951)
*	Celsius Holdings Inc.	(24,877)	(2,588)
	Utz Brands Inc.	(151,430)	(2,402)
*	Grocery Outlet Holding Corp.	(60,838)	(1,776)
	MGP Ingredients Inc.	(15,705)	(1,671)
*	Boston Beer Co. Inc. Class A	(3,803)	(1,253)
*	National Beverage Corp.	(22,939)	(1,067)
	Universal Corp.	(12,692)	(670)
	Molson Coors Beverage Co. Class B	(12,825)	(661)
*	TreeHouse Foods Inc.	(13,324)	(658)
*	Beauty Health Co.	(60,462)	(550)
			(30,055)
Energy (-6.7%)
*	Expro Group Holdings NV	(312,134)	(5,659)
*	Noble Corp. plc	(136,176)	(5,135)
	Kinetik Holdings Inc. Class A	(150,641)	(4,983)
*	Green Plains Inc.	(163,182)	(4,977)
	Enviva Inc.	(92,484)	(4,899)
	Kinder Morgan Inc.	(265,141)	(4,794)
*	CNX Resources Corp.	(276,793)	(4,661)
	Baker Hughes Co. Class A	(100,362)	(2,964)
	Antero Midstream Corp.	(174,113)	(1,879)
*	Peabody Energy Corp.	(61,712)	(1,630)
*	Uranium Energy Corp.	(311,279)	(1,208)
	New Fortress Energy Inc.	(27,430)	(1,163)
*	Valaris Ltd.	(13,319)	(901)
	Equitrans Midstream Corp.	(103,001)	(690)
	NOV Inc.	(32,688)	(683)
		Shares	Market Value• ($000)
*	Dril-Quip Inc.	(24,615)	(669)
			(46,895)
Financials (-18.4%)
*	Ryan Specialty Holdings Inc.	(134,153)	(5,569)
	Apollo Global Management Inc.	(83,811)	(5,346)
	Allstate Corp.	(38,201)	(5,180)
	Morningstar Inc.	(22,769)	(4,932)
	Kemper Corp.	(99,974)	(4,919)
	S&P Global Inc.	(14,677)	(4,916)
	First Republic Bank	(39,867)	(4,859)
*	Mr Cooper Group Inc.	(121,030)	(4,857)
	Cincinnati Financial Corp.	(46,795)	(4,791)
	Moelis & Co. Class A	(124,592)	(4,781)
	United Bankshares Inc.	(117,907)	(4,774)
	Artisan Partners Asset Management Inc. Class A	(160,179)	(4,757)
	New York Community Bancorp Inc.	(546,791)	(4,702)
	T Rowe Price Group Inc.	(42,545)	(4,640)
	Franklin Resources Inc.	(169,607)	(4,474)
	Hilltop Holdings Inc.	(141,251)	(4,239)
	Northwest Bancshares Inc.	(280,973)	(3,928)
	Moody's Corp.	(13,461)	(3,750)
	Commerce Bancshares Inc.	(50,793)	(3,457)
*	BRP Group Inc. Class A	(136,820)	(3,440)
*	SoFi Technologies Inc.	(741,148)	(3,417)
	B Riley Financial Inc.	(98,534)	(3,370)
	Lakeland Financial Corp.	(44,665)	(3,259)
	CVB Financial Corp.	(124,803)	(3,214)
*	SVB Financial Group	(11,770)	(2,709)
	Erie Indemnity Co. Class A	(9,391)	(2,336)
	First Financial Bankshares Inc.	(55,523)	(1,910)
	Mercury General Corp.	(44,257)	(1,514)
	SEI Investments Co.	(21,253)	(1,239)
	PennyMac Financial Services Inc.	(20,685)	(1,172)
*	Trupanion Inc.	(23,995)	(1,140)
	Prudential Financial Inc.	(11,248)	(1,119)
	Selective Insurance Group Inc.	(12,199)	(1,081)
	Progressive Corp.	(7,257)	(941)
	Cadence Bank	(38,142)	(941)
	First Interstate BancSystem Inc. Class A	(21,311)	(824)
	White Mountains Insurance Group Ltd.	(554)	(784)
	Prosperity Bancshares Inc.	(9,734)	(707)
	Independent Bank Group Inc.	(11,670)	(701)
	Trustmark Corp.	(19,190)	(670)
	BancFirst Corp.	(7,596)	(670)
	Horace Mann Educators Corp.	(17,054)	(637)
	ServisFirst Bancshares Inc.	(8,489)	(585)
	United Community Banks Inc.	(16,661)	(563)
	James River Group Holdings Ltd.	(26,252)	(549)

Market Neutral Fund
		Shares	Market Value• ($000)
	FB Financial Corp.	(13,350)	(482)
			(128,845)
Health Care (-9.4%)
*	Halozyme Therapeutics Inc.	(99,512)	(5,662)
*	Cerevel Therapeutics Holdings Inc.	(172,330)	(5,435)
*	ICU Medical Inc.	(32,121)	(5,058)
*	agilon health Inc.	(289,654)	(4,675)
*	AdaptHealth Corp.	(221,076)	(4,249)
*	Illumina Inc.	(20,610)	(4,167)
*	Arvinas Inc.	(93,914)	(3,213)
*	Oak Street Health Inc.	(148,993)	(3,205)
*	Inari Medical Inc.	(47,624)	(3,027)
*	Pacira BioSciences Inc.	(67,202)	(2,595)
*	Krystal Biotech Inc.	(30,994)	(2,455)
*	OPKO Health Inc.	(1,942,699)	(2,428)
*	Cutera Inc.	(50,066)	(2,214)
*	Penumbra Inc.	(9,023)	(2,007)
*	Innoviva Inc.	(145,217)	(1,924)
	Select Medical Holdings Corp.	(77,250)	(1,918)
	Mesa Laboratories Inc.	(11,422)	(1,899)
*	Azenta Inc.	(32,363)	(1,884)
*	R1 RCM Inc.	(145,615)	(1,595)
*	Axsome Therapeutics Inc.	(16,261)	(1,254)
*	Alnylam Pharmaceuticals Inc.	(3,913)	(930)
*	Avid Bioservices Inc.	(64,977)	(895)
*	AbCellera Biologics Inc.	(84,642)	(857)
*	Moderna Inc.	(4,479)	(805)
*	Repligen Corp.	(3,944)	(668)
*	Guardant Health Inc.	(17,204)	(468)
*	PMV Pharmaceuticals Inc.	(47,777)	(416)
			(65,903)
Industrials (-15.3%)
	Equifax Inc.	(25,957)	(5,045)
	Quanta Services Inc.	(35,384)	(5,042)
	Flowserve Corp.	(162,356)	(4,981)
*	MasTec Inc.	(58,373)	(4,981)
	AAON Inc.	(65,472)	(4,931)
*	Hayward Holdings Inc.	(523,445)	(4,920)
*	RBC Bearings Inc.	(23,425)	(4,904)
*	Mercury Systems Inc.	(109,573)	(4,902)
	Stanley Black & Decker Inc.	(65,047)	(4,886)
	A O Smith Corp.	(84,242)	(4,822)
*	3D Systems Corp.	(650,490)	(4,814)
*	XPO Logistics Inc.	(139,977)	(4,660)
	Greenbrier Cos. Inc.	(138,797)	(4,654)
*	FTI Consulting Inc.	(28,450)	(4,518)
*	Construction Partners Inc. Class A	(166,765)	(4,451)
	CH Robinson Worldwide Inc.	(45,321)	(4,150)
*	Fluor Corp.	(114,409)	(3,965)
*	Sun Country Airlines Holdings Inc.	(233,722)	(3,707)
*	KAR Auction Services Inc.	(272,933)	(3,562)
	L3Harris Technologies Inc.	(13,391)	(2,788)
*	Driven Brands Holdings Inc.	(85,154)	(2,326)
	FedEx Corp.	(12,914)	(2,237)
	Vertiv Holdings Co. Class A	(129,407)	(1,768)
*	AeroVironment Inc.	(15,268)	(1,308)
		Shares	Market Value• ($000)
	Zurn Elkay Water Solutions Corp.	(47,719)	(1,009)
	Cummins Inc.	(4,100)	(993)
	Mueller Water Products Inc. Class A	(84,255)	(907)
	KBR Inc.	(17,146)	(905)
	Northrop Grumman Corp.	(1,555)	(849)
	Granite Construction Inc.	(19,265)	(676)
*	Parsons Corp.	(14,603)	(675)
*	SiteOne Landscape Supply Inc.	(5,602)	(657)
	Healthcare Services Group Inc.	(53,921)	(647)
	Steelcase Inc. Class A	(80,508)	(569)
*	Bloom Energy Corp. Class A	(29,217)	(559)
*	Saia Inc.	(2,539)	(532)
			(107,300)
Information Technology (-14.1%)
*	Aspen Technology Inc.	(24,122)	(4,955)
*	Coherent Corp.	(140,428)	(4,929)
*	Envestnet Inc.	(79,296)	(4,893)
	Gen Digital Inc.	(226,916)	(4,863)
*	Affirm Holdings Inc.	(498,163)	(4,817)
*	Jamf Holding Corp.	(212,296)	(4,522)
*	Lumentum Holdings Inc.	(80,719)	(4,211)
*	nCino Inc.	(159,079)	(4,206)
*	Guidewire Software Inc.	(65,366)	(4,089)
*	Mirion Technologies Inc.	(603,187)	(3,987)
*	Paycor HCM Inc.	(159,131)	(3,894)
*	Advanced Micro Devices Inc.	(58,230)	(3,772)
*	Palantir Technologies Inc. Class A	(575,819)	(3,697)
*	ViaSat Inc.	(104,081)	(3,294)
*	Unity Software Inc.	(110,525)	(3,160)
	Cognex Corp.	(65,230)	(3,073)
	Teradyne Inc.	(33,939)	(2,965)
*	Rambus Inc.	(79,018)	(2,830)
	Corning Inc.	(85,700)	(2,737)
	Power Integrations Inc.	(36,549)	(2,621)
	ADTRAN Holdings Inc.	(121,630)	(2,285)
	Methode Electronics Inc.	(49,141)	(2,180)
	Entegris Inc.	(32,934)	(2,160)
	MKS Instruments Inc.	(18,404)	(1,559)
*	Olo Inc. Class A	(248,109)	(1,551)
	TD SYNNEX Corp.	(15,475)	(1,466)
*	StoneCo. Ltd. Class A	(140,620)	(1,327)
*	I3 Verticals Inc. Class A	(53,561)	(1,304)
	International Business Machines Corp.	(8,847)	(1,246)
*	Sabre Corp.	(154,906)	(957)
*	PAR Technology Corp.	(35,737)	(932)
*	MeridianLink Inc.	(67,073)	(921)
*	Blackbaud Inc.	(13,454)	(792)
	Clear Secure Inc. Class A	(26,234)	(720)
*	Teledyne Technologies Inc.	(1,549)	(619)
*	indie Semiconductor Inc. Class A	(93,430)	(545)
*	AppLovin Corp. Class A	(40,056)	(422)
			(98,501)
Materials (-5.9%)
	Southern Copper Corp.	(88,648)	(5,353)
	Hecla Mining Co.	(913,460)	(5,079)
	Westlake Corp.	(45,383)	(4,654)
	Quaker Chemical Corp.	(25,775)	(4,302)

Market Neutral Fund
		Shares	Market Value• ($000)
	Worthington Industries Inc.	(86,087)	(4,279)
	Scotts Miracle-Gro Co.	(80,595)	(3,916)
	Royal Gold Inc.	(32,713)	(3,687)
*	Novagold Resources Inc.	(445,461)	(2,664)
	Mativ Holdings Inc.	(127,355)	(2,662)
	International Flavors & Fragrances Inc.	(24,808)	(2,601)
	Kaiser Aluminum Corp.	(31,514)	(2,394)
			(41,591)
Real Estate (-7.6%)
	WP Carey Inc.	(66,203)	(5,174)
	Healthcare Realty Trust Inc. Class A	(255,551)	(4,925)
	Welltower Inc.	(73,047)	(4,788)
	Elme Communities	(268,657)	(4,782)
	NETSTREIT Corp.	(248,865)	(4,562)
	LXP Industrial Trust	(422,786)	(4,236)
	Vornado Realty Trust	(202,518)	(4,214)
	SL Green Realty Corp.	(124,438)	(4,196)
	Weyerhaeuser Co.	(110,130)	(3,414)
	National Health Investors Inc.	(62,623)	(3,270)
	eXp World Holdings Inc.	(245,344)	(2,718)
	Broadstone Net Lease Inc.	(150,308)	(2,437)
	Macerich Co.	(151,350)	(1,704)
	VICI Properties Inc.	(40,707)	(1,319)
	Equity Commonwealth	(39,412)	(984)
	Easterly Government Properties Inc. Class A	(52,490)	(749)
			(53,472)
Utilities (-3.4%)
	Atmos Energy Corp.	(45,265)	(5,073)
*	Southwest Gas Holdings Inc.	(78,193)	(4,838)
		Shares	Market Value• ($000)
	American Water Works Co. Inc.	(31,519)	(4,804)
	Spire Inc.	(56,866)	(3,916)
	NRG Energy Inc.	(76,772)	(2,443)
*	Sunnova Energy International Inc.	(134,327)	(2,419)
			(23,493)
Total Common Stocks Sold Short (Proceeds $710,501)			(680,469)
Other Assets and Other Liabilities—Net (97.8%)			684,461
Net Assets (100%)			699,875
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Long security positions with a value of $370,114,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $20,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Assets and Liabilities
As of December 31, 2022

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $674,850)	686,547
Affiliated Issuers (Cost $9,336)	9,336
Total Investments in Securities	695,883
Investment in Vanguard	24
Cash Segregated for Short Positions	682,905
Receivables for Accrued Income	831
Receivables for Capital Shares Issued	2,103
Total Assets	1,381,746
Liabilities
Securities Sold Short, at Value (Proceeds $710,501)	680,469
Payables for Investment Securities Purchased	51
Collateral for Securities on Loan	20
Payables for Capital Shares Redeemed	531
Payables to Vanguard	60
Accrued Dividend Expense on Securities Sold Short	740
Total Liabilities	681,871
Net Assets	699,875
1 Includes $20,000 of securities on loan.
At December 31, 2022, net assets consisted of:

Paid-in Capital	844,953
Total Distributable Earnings (Loss)	(145,078)
Net Assets	699,875

Investor Shares—Net Assets
Applicable to 52,287,982 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	647,888
Net Asset Value Per Share—Investor Shares	$12.39

Institutional Shares—Net Assets
Applicable to 4,211,337 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,987
Net Asset Value Per Share—Institutional Shares	$12.34

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Operations

Year Ended December 31, 2022
($000)
Investment Income
Income
Dividends[1]	8,559
Interest[2]	6,377
Securities Lending—Net	2
Total Income	14,938
Expenses
The Vanguard Group—Note B
Investment Advisory Services	295
Management and Administrative—Investor Shares	566
Management and Administrative—Institutional Shares	30
Marketing and Distribution—Investor Shares	40
Marketing and Distribution—Institutional Shares	2
Custodian Fees	34
Auditing Fees	47
Shareholders’ Reports—Investor Shares	33
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	—
Dividend Expense on Securities Sold Short	8,951
Other Expenses	18
Total Expenses	10,017
Net Investment Income	4,921
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[2]	(5,162)
Investment Securities Sold—Short Positions	55,947
Realized Net Gain (Loss)	50,785
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[2]	(37,643)
Investment Securities—Short Positions	32,005
Change in Unrealized Appreciation (Depreciation)	(5,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,068
1	Dividends are net of foreign withholding taxes of $27,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $233,000, ($3,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2022 ($000)	2021 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,921	517
Realized Net Gain (Loss)	50,785	14,667
Change in Unrealized Appreciation (Depreciation)	(5,638)	46,599
Net Increase (Decrease) in Net Assets Resulting from Operations	50,068	61,783
Distributions
Investor Shares	(4,637)	(438)
Institutional Shares	(405)	(88)
Total Distributions	(5,042)	(526)
Capital Share Transactions
Investor Shares	325,379	(11,669)
Institutional Shares	1,691	(28,931)
Net Increase (Decrease) from Capital Share Transactions	327,070	(40,600)
Total Increase (Decrease)	372,096	20,657
Net Assets
Beginning of Period	327,779	307,122
End of Period	699,875	327,779

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.00	$8.94	$10.19	$11.62	$11.66
Investment Operations
Net Investment Income[1]	.107	.017	.051	.206	.108
Net Realized and Unrealized Gain (Loss) on Investments	1.376	2.060	(1.229)	(1.314)	(.038)
Total from Investment Operations	1.483	2.077	(1.178)	(1.108)	.070
Distributions
Dividends from Net Investment Income	(.093)	(.017)	(.072)	(.322)	(.110)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.093)	(.017)	(.072)	(.322)	(.110)
Net Asset Value, End of Period	$12.39	$11.00	$8.94	$10.19	$11.62
Total Return	13.48%	23.24%	-11.57%	-9.57%	0.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$648	$283	$243	$408	$1,209
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.83%	1.31%	1.18%	1.46%	1.80%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.90%	0.18%	0.52%	1.90%	0.93%
Portfolio Turnover Rate	209%	133%	172%	141%	110%
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.63%, 0.84%, 0.98%, 1.26%, and 1.60%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.27%, 0.00%, 0.00%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.96	$8.90	$10.15	$11.57	$11.61
Investment Operations
Net Investment Income[1]	.108	.017	.057	.213	.119
Net Realized and Unrealized Gain (Loss) on Investments	1.368	2.065	(1.230)	(1.305)	(.043)
Total from Investment Operations	1.476	2.082	(1.173)	(1.092)	.076
Distributions
Dividends from Net Investment Income	(.096)	(.022)	(.077)	(.328)	(.116)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.096)	(.022)	(.077)	(.328)	(.116)
Net Asset Value, End of Period	$12.34	$10.96	$8.90	$10.15	$11.57
Total Return	13.47%	23.39%	-11.58%	-9.48%	0.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52	$45	$65	$142	$346
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.77%	1.25%	1.12%	1.40%	1.74%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	0.91%	0.17%	0.59%	1.96%	0.99%
Portfolio Turnover Rate	209%	133%	172%	141%	110%
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.63%, 0.84%, 0.98%, 1.26%, and 1.60%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.27%, 0.00%, 0.00%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Notes to Financial Statements
Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund may receive a portion of the income from the investment of collateral, or be charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The net amounts of income or fees are recorded as interest income (for net income received) or borrowing expense on securities sold short (for net fees charged) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Market Neutral Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Market Neutral Fund
For the year ended December 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2022, the fund had contributed to Vanguard capital in the amount of $24,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2022, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Market Neutral Fund
The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	50
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(183,401)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	38,273
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2022 Amount ($000)	2021 Amount ($000)
Ordinary Income*	5,042	526
Long-Term Capital Gains	—	—
Total	5,042	526
*	Includes short-term capital gains, if any.
As of December 31, 2022, gross unrealized appreciation and depreciation for investments and securities sold short based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	687,643
Gross Unrealized Appreciation	160,468
Gross Unrealized Depreciation	(122,195)
Net Unrealized Appreciation (Depreciation)	38,273
E.	During the year ended December 31, 2022, the fund purchased $1,243,451,000 of investment securities and sold $827,922,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $1,402,808,000 and $945,738,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2022, such purchases were $442,000 and sales were $815,000, resulting in net realized gain of $109,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Market Neutral Fund
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2022		2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	677,868	56,425	72,755	7,263
Issued in Lieu of Cash Distributions	3,386	274	357	33
Redeemed	(355,875)	(30,160)	(84,781)	(8,684)
Net Increase (Decrease)—Investor Shares	325,379	26,539	(11,669)	(1,388)
Institutional Shares
Issued	23,905	2,023	7,810	806
Issued in Lieu of Cash Distributions	113	9	28	3
Redeemed	(22,327)	(1,887)	(36,769)	(3,989)
Net Increase (Decrease)—Institutional Shares	1,691	145	(28,931)	(3,180)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2022, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Montgomery Funds and Shareholders of Vanguard Market Neutral Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Market Neutral Fund (constituting Vanguard Montgomery Funds, referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $5,042,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $24,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA. Trustee and vice chair of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: adjunct professor of finance at the University of Notre Dame (2020–present). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law (2021–present), professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street Corporation.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6340 022023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2022: $47,000
Fiscal Year Ended December 31, 2021: $25,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2022: $10,494,508
Fiscal Year Ended December 31, 2021: $11,244,694

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2022: $2,757,764
Fiscal Year Ended December 31, 2021: $2,955,181

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2022: $5,202,689
Fiscal Year Ended December 31, 2021: $2,047,574

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2022: $298,000
Fiscal Year Ended December 31, 2021: $280,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2022: $5,500,689
Fiscal Year Ended December 31, 2021: $2,327,574

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 17, 2023

VANGUARD MONTGOMERY FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 17, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 11, 2022 (see File Number 333-11763), Incorporated by Reference.